PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Income Fund)
Disclosure Related to the PIMCO Income Fund (the "Fund")

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC's ("PIMCO") forecast for interest rates.